Consolidated Statements of Changes in Partners' Capital (Parenthetical) - Knutsen NYK - shares		12 Months Ended
	Sep. 07, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Unitholders
Issue of Units	673,080
Class B Units
Issue of Units	673,080
Conversion of Units		420,675	420,675	420,675	84,135